Consolidated Balance Sheets (Unaudited) (Parentheticals)	Dec. 31, 2022 $ / shares shares
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption, shares	9,775,000
Conversion value, per share (in Dollars per share) | $ / shares	$ 10.25
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	25,000,000
Common stock, shares issued	558,875
Common stock, shares outstanding	558,875
Class B Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	4,500,000
Common stock, shares issued	2,443,750
Common stock, shares outstanding	2,443,750
Previously Reported | Class A Common Stock
Conversion value, per share (in Dollars per share) | $ / shares	$ 10.24